SHARE CAPITAL	12 Months Ended
Dec. 31, 2018
Share Capital
SHARE CAPITAL

Denison is authorized to issue an unlimited number of common shares without par value. A continuity summary of the issued and outstanding common shares and the associated dollar amounts is presented below:

	Number of
	Common
(in thousands except share amounts)	Shares

Balance-January 1, 2017	540,722,365	$1,295,235
Issued for cash:
Share issue proceeds	18,337,000	20,000
Share issue costs	-	(1,129)
Share option exercises	128,873	90
Share option exercises-fair value adjustment	-	112
Flow-through share premium liability (note 17)	-	(3,835)
Share cancellations	(5,029)	-
	18,460,844	15,238
Balance-December 31, 2017	559,183,209	$1,310,473

Issued for cash:
Share issue proceeds	4,950,495	5,000
Share issue costs	-	(451)
Acquisition-Wheeler River additional interest (note 13)	24,615,000	17,231
Acquisition-Wheeler River additional interest–transaction costs (note 13)	426,382	298
Flow-through share premium liability (note 17)	-	(1,337)
	29,991,877	20,741
Balance-December 31, 2018	589,175,086	$1,331,214

Share Issues

In March 2017, Denison completed a private placement of 18,337,000 shares of Denison for gross proceeds of $20,000,290. The aggregate share offering was comprised of the following three elements: (1) a “Common Share” offering which consisted of 5,790,000 common shares of Denison at a price of $0.95 per share for gross proceeds of $5,500,500; (2) a “Tranche A Flow-Through” offering which consisted of 8,482,000 flow-through shares at a price of $1.12 per share for gross proceeds of $9,499,840; and (3) a “Tranche B Flow-Through” offering which consisted of 4,065,000 flow-through shares at a price of $1.23 per share for gross proceeds of $4,999,950. The income tax benefits of the flow-through elements of this issue were renounced to subscribers with an effective date of December 31, 2017. The related flow-through share premium liabilities are included as a component of other liabilities on the balance sheet at December 31, 2017 and were extinguished during 2018 (see note 17).

In November 2018, Denison completed a private placement of 4,950,495 flow-through common shares at a price of $1.01 per share for gross proceeds of $5,000,000. The income tax benefits of this issue were renounced to subscribers with an effective date of December 31, 2018. The related flow-through share premium liabilities are included as a component of other liabilities on the balance sheet at December 31, 2018 and will be extinguished during 2019 when the tax benefit is renounced to the shareholders (see note 17).

Share Cancellations

In January 2017, 5,029 shares were cancelled in connection with the January 2014 acquisition of the minority interest of Rockgate Capital Corp (“RCC”). RCC shareholders were entitled to exchange their RCC shares for shares of Denison in accordance with the share exchange ratio established for the acquisition. In January 2017, this right expired and the un-exchanged shares for which shareholders had not elected to exercise their exchange rights were subsequently cancelled.

Flow-Through Share Issues

The Company finances a portion of its exploration programs through the use of flow-through share issuances. Canadian income tax deductions relating to these expenditures are claimable by the investors and not by the Company.

As at December 31, 2018, the Company estimates that it has satisfied its obligation to spend $14,499,790 on eligible exploration expenditures as a result of the issuance of Tranche A and Tranche B flow-through shares in March 2017. The Company renounced the income tax benefits of this issue in February 2018, with an effective date of renunciation to its subscribers of December 31, 2017. In conjunction with the renunciation, the flow-through share premium liability has been reversed and recognized as part of the deferred tax recovery in 2018 (see note 18).

As at December 31, 2018, the Company estimates that it incurred $253,000 of expenditures towards its obligation to spend $5,000,000 on eligible exploration expenditures as a result of the issuance of flow-through shares in November 2018.